Debt Instruments - Financial assets at fair value through other comprehensive - Restricted assets (Details) - Financial assets at fair value through other comprehensive income category - Debt instruments - MXN ($)
$ in Millions
	Dec. 31, 2021	Dec. 31, 2020
Financial instruments in connection with repurchase agreement transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 103,095	$ 129,240
Financial instruments in connection with securities loans transactions
Financial assets
Financial assets pledged as collateral for liabilities or contingent liabilities	$ 17,633	$ 4,998